Financial Instruments - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments, Including Principal and Interest (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Short-term loans			$ 114,921.3
Accrued expenses and other current liabilities	$ 293,171.0	$ 9,540.2	162,267.8
Long-term bank loans	4,760.0	$ 154.9	3,309.1
Total non-derivative and derivative financial instruments	1,782,877.2		1,376,742.5
Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Short-term loans			114,767.0
Accounts payable (including related parties)	56,522.3		48,722.8
Payables to contractors and equipment suppliers	213,499.6		145,742.2
Accrued expenses and other current liabilities	219,588.0		120,240.4
Bonds payable	1,074,799.0		754,345.1
Long-term bank loans	6,171.8		3,554.7
Lease liabilities (including those classified under accrued expenses and other current liabilities)	35,710.8		24,302.3
Others	177,568.4		164,991.9
Non-derivative financial liabilities	1,783,859.9		1,376,666.4
Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	103,617.4		187,708.0
Inflows	(104,600.1)		(187,631.9)
Derivative financial instruments	(982.7)		76.1
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	527,574.1		445,684.4
Less than 1 year [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Short-term loans			114,767.0
Accounts payable (including related parties)	56,522.3		48,722.8
Payables to contractors and equipment suppliers	213,499.6		145,742.2
Accrued expenses and other current liabilities	219,588.0		120,240.4
Bonds payable	34,668.9		13,580.6
Long-term bank loans	1,278.1		183.7
Lease liabilities (including those classified under accrued expenses and other current liabilities)	2,999.9		2,371.6
Non-derivative financial liabilities	528,556.8		445,608.3
Less than 1 year [member] | Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	103,617.4		187,708.0
Inflows	(104,600.1)		(187,631.9)
Derivative financial instruments	(982.7)		76.1
1-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	270,036.8		213,906.6
1-3 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	94,869.1		42,801.4
Long-term bank loans	3,533.2		2,217.1
Lease liabilities (including those classified under accrued expenses and other current liabilities)	5,367.8		3,896.2
Others	166,266.7		164,991.9
Non-derivative financial liabilities	270,036.8		213,906.6
3-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	336,844.5		195,997.3
3-5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	320,211.5		191,458.1
Long-term bank loans	1,360.5		1,153.9
Lease liabilities (including those classified under accrued expenses and other current liabilities)	4,754.0		3,385.3
Others	10,518.5
Non-derivative financial liabilities	336,844.5		195,997.3
More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	648,421.8		521,154.2
More than 5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	625,049.5		506,505.0
Lease liabilities (including those classified under accrued expenses and other current liabilities)	22,589.1		14,649.2
Others	783.2
Non-derivative financial liabilities	$ 648,421.8		$ 521,154.2